Provision for post-employment benefits - Movement in Pension Plan Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	£ (206.3)	£ (276.5)
Employer contributions	(44.9)	(68.2)	£ (43.7)
Fair value of plan assets at end of year	(184.3)	(206.3)	(276.5)
Plan assets [member]
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	930.0	934.2	814.2
Interest income on plan assets	26.3	26.6	30.5
Return on plan assets (excluding interest income)	(43.9)	13.4	66.3
Employer contributions	44.9	68.2	43.7
Benefits paid	(75.6)	(79.7)	(92.4)
Gain/(loss) due to exchange rate movements	23.0	(28.7)	78.8
Settlement payments	(70.4)	(1.2)	(4.8)
Administrative expenses	(3.4)	(3.1)	(2.2)
Other	9.7	0.3	0.1
Fair value of plan assets at end of year	840.6	930.0	934.2
Actual return on plan assets	£ (17.6)	£ 40.0	£ 96.8